                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-5962

  NAME OF REGISTRANT:                                                    VANGUARD VARIABLE INSURANCE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              ANNE E. ROBINSON

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000

  DATE OF FISCAL YEAR END:                                          DECEMBER 31

  DATE OF REPORTING PERIOD:                    JULY 1, 2017 - JUNE 30, 2018

  FUND:            VANGUARD VARIABLE INSURANCE FUND-HIGH YIELD BOND PORTFOLIO

                       The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

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                                                                                SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD VARIABLE INSURANCE FUNDS

  By:     /s/Mortimer J. Buckley

             Mortimer J. Buckley*

             Chief Executive Officer, President, and Trustee

  Date:      August 29, 2018

  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018,

             see File Number 33-32216. Incorporated by Reference.